Capital Stock - Dividends (Detail) (USD $)	1 Months Ended										12 Months Ended	1 Months Ended
	Dec. 31, 2013	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]
Stock Dividend [Abstract]
Stock Dividend Declaration Date	February 14, 2013										February 14, 2013
Shares Issued For Each Share Outstanding											5.37
Total Shares Issued Pursuant To Stock Dividend											827,555
Stock Dividend Issue Date	Feb. 20, 2013										Feb. 20, 2013
Declaration Date	December 10, 2013	November 12, 2013	October 10, 2013	September 10, 2013	August 12, 2013	July 9, 2013	June 10, 2013	May 9, 2013	April 10, 2013	March 8, 2013	December 10, 2013	February 11, 2014	January 9, 2014
Record Date	December 26, 2013	November 25, 2013	October 25, 2013	September 25, 2013	August 26, 2013	July 25, 2013	June 25, 2013	May 28, 2013	April 25, 2013	March 25, 2013	December 26, 2013	February 25, 2014	January 27, 2014
Payment Date	December 30, 2013	November 27, 2013	October 31, 2013	September 30, 2013	August 30, 2013	July 31, 2013	June 28, 2013	May 31, 2013	April 30, 2013	March 27, 2013	December 30, 2013	February 28, 2014	January 31, 2014
Per Share Amount	$ 0.180	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 0.135	$ 1.395	$ 0.180	$ 0.180
Total	$ 601,500	$ 451,125	$ 451,125	$ 451,125	$ 451,125	$ 451,125	$ 451,125	$ 451,125	$ 451,125	$ 451,125		$ 974,100	$ 925,500